Other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other liabilities [abstract]
Summary of other liabilities
Other liabilities by type
In EUR million 2021 2020
Net defined benefit liability 227 350
Other post-employment benefits 72 83
Other staff-related liabilities 612 490
Share-based payment plan liabilities 4 2
Other taxation and social security contributions 409 435
Rents received in advance 19 15
Costs payable 2,016 2,018
Amounts to be settled 5,082 4,877
Lease liabilities 1,220 1,339
Other 3,178 1,999
12,839 11,609